Derivative financial instruments and hedging activities - Notional Amount of Derivatives by Term to Maturity (Absolute Amounts) (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Debt Syndication Derivatives	$ 8	$ 3
Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1	1
Trading credit derivatives protection purchase amount	218	135
Trading credit derivatives protection sold amount	$ 204	$ 122